Stockholders' Equity / Parent Net Investment - Narrative (Details)									1 Months Ended			3 Months Ended		6 Months Ended			12 Months Ended
	Mar. 29, 2018 USD ($) $ / shares shares	Jan. 18, 2018 shares	Dec. 31, 2017 USD ($) $ / shares shares	Oct. 16, 2017 shares	Jul. 15, 2017 shares	Apr. 28, 2017 shares	Apr. 27, 2017 USD ($) shares	Nov. 20, 2015 USD ($) shares	Mar. 31, 2016 shares	Feb. 29, 2016 shares	Dec. 31, 2015 shares	Dec. 31, 2017 USD ($) $ / shares shares	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($) trading_day $ / shares shares	Dec. 29, 2017 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) trading_day $ / shares shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($)
Class of Stock [Line Items]
Stock issuance costs | $														$ 0		$ 4,220,000
Securities called by warrant (shares)							4,000,000
Value of shares issued | $																	$ 90,780,000
Beneficial conversion feature | $														6,700,000			6,700,000
Preferred stock dividends | $																	12,936,000
Series A preferred stock paid in cash | $														1,948,000			38,000
Distribution to noncontrolling interest | $														$ 0		$ 40,487,000	40,487,000	$ 0	$ 0
Impact of transactions affecting non-controlling interests | $																	0
Tema
Class of Stock [Line Items]
Warrants exercisable (shares)							4,000,000
Rosehill Operating
Class of Stock [Line Items]
Proceeds from issuance | $							$ 60,600,000
Warrants exercisable (shares)							4,000,000
Distribution to noncontrolling interest | $																	$ 40,500,000
Tema
Class of Stock [Line Items]
Due from (due to) related parties, working capital adjustment | $			$ 2,400,000				$ 5,600,000
PIPE Investment
Class of Stock [Line Items]
Issuance of preferred stock and warrants (shares)							20,000
PIPE Investment | Private Placement Warrants
Class of Stock [Line Items]
Stock issuance costs | $							$ 4,200,000
Proceeds from (repurchase of) equity | $							70,800,000
Proceeds from issuance or sale of equity | $							$ 75,000,000
Stock issued in transaction (shares)							476,540
Rosemore Holdings
Class of Stock [Line Items]
Value of shares issued | $							$ 20,000,000
Sponsor | Early Bird Capital Inc | Private Placement Warrants
Class of Stock [Line Items]
Securities called by warrant (shares)			8,408,838									8,408,838		8,408,838			8,408,838
Common Stock
Class of Stock [Line Items]
Stock redeemed during period (shares)																	5,804,404
Issuance of preferred stock and warrants (shares)																	4,900,776
Preferred stock conversions (shares)																	1,429,335
Common Stock | Tema
Class of Stock [Line Items]
Issuance of preferred stock and warrants (shares)																	29,807,692
Common Stock | Sponsor | Securities Subscription Agreement
Class of Stock [Line Items]
Remaining common stock (shares)						2,046,330
Common stock outstanding (as a percent)						20.00%
Common Stock | Officer
Class of Stock [Line Items]
Stock repurchased and retired during period (shares)									828,670	862,500	575,000
Warrant
Class of Stock [Line Items]
Securities called by warrant (shares)			588,276									588,276		588,276			588,276
Class of warrant redemption threshold trading days | trading_day														20			20
Period of class of warrant redemption threshold trading days | trading_day														30			30
Class of warrant, outstanding (shares)			25,594,158									25,594,158		25,594,158			25,594,158
Warrant | IPO
Class of Stock [Line Items]
Securities called by warrant (shares)			7,597,044									7,597,044		7,597,044			7,597,044
Warrant | Tema
Class of Stock [Line Items]
Securities called by warrant (shares)			4,000,000									4,000,000		4,000,000			4,000,000
Warrant | PIPE Investors
Class of Stock [Line Items]
Securities called by warrant (shares)			5,000,000									5,000,000		5,000,000			5,000,000
Noncontrolling Interest
Class of Stock [Line Items]
Impact of transactions affecting non-controlling interests | $												$ 9,600,000					$ 9,633,000
Portion of impact of transactions affecting non-controlling interests related to immaterial transaction costs | $													$ 3,500,000
Class B Common Stock | Rosehill Operating
Class of Stock [Line Items]
Issuance of preferred stock and warrants (shares)							29,807,692
Class B Common Stock | Common Stock | Tema
Class of Stock [Line Items]
Issuance of preferred stock and warrants (shares)																	29,807,692
Class F Common Stock | Sponsor | Securities Subscription Agreement
Class of Stock [Line Items]
Issuance of preferred stock and warrants (shares)								4,312,500
Value of shares issued | $								$ 25,000
Class F Common Stock | Common Stock
Class of Stock [Line Items]
Issuance of preferred stock and warrants (shares)																	4,312,500
Preferred stock conversions (shares)																	(2,046,330)
Class A Common Stock
Class of Stock [Line Items]
Exercise price of warrants (USD per share) | $ / shares			$ 21.00									$ 21.00					$ 21.00
Preferred stock conversions (shares)																	246,262
Stock issued upon conversion of convertible preferred stock (shares)			8,495,476									8,495,476					8,495,476
Stock issued in conversion (shares)												246,264.000
Class A Common Stock | Rosehill Operating
Class of Stock [Line Items]
Stock redeemed during period (shares)							5,800,000
Stock issuance costs | $							$ 18,700,000
Warrants exercisable (shares)							4,000,000
Class A Common Stock | PIPE Investment | Private Placement Warrants
Class of Stock [Line Items]
Issuance of preferred stock and warrants (shares)							5,000,000
Class A Common Stock | Common Stock
Class of Stock [Line Items]
Exercise price of warrants (USD per share) | $ / shares			$ 18.00									$ 18.00		$ 18.00			$ 18.00
Stock redeemed during period (shares)																	5,804,404
Issuance of preferred stock and warrants (shares)																	588,276
Preferred stock conversions (shares)																	3,475,665
Class A Common Stock | Common Stock | Sponsor | Securities Subscription Agreement
Class of Stock [Line Items]
Preferred stock conversions (shares)						3,475,665
Class A Common Stock | Warrant
Class of Stock [Line Items]
Exercise price of warrants (USD per share) | $ / shares			11.50									11.50					$ 11.50
Series A Preferred Stock
Class of Stock [Line Items]
Stock issuance costs | $																	$ 4,220,000	$ 0	$ 0
Series A preferred stock, liquidation preference (USD per share) | $ / shares			$ 1,000									$ 1,000		$ 1,000			$ 1,000	$ 0
Stock converted (shares)												2,832.000
Deemed dividends of preferred stock | $												$ 700,000
Preferred stock dividends | $														$ 3,897,000	$ 5,600,000		$ 5,568,000
Series A preferred stock paid in cash | $														1,948,000			38,000
Dividends paid-in-kind | $														$ 1,949,000			$ 5,530,000
Series A Preferred Stock | Rosehill Operating
Class of Stock [Line Items]
Issuance of preferred stock and warrants (shares)							20,000
Proceeds from issuance or sale of equity | $							$ 109,500,000
Series A Preferred Stock | PIPE Investment
Class of Stock [Line Items]
Issuance of preferred stock and warrants (shares)							75,000
Common stock outstanding (as a percent)							30.00%
Series A Preferred Stock | PIPE Investment | Private Placement Warrants
Class of Stock [Line Items]
Issuance of preferred stock and warrants (shares)							75,000
Series A Preferred Stock | Rosemore Holdings
Class of Stock [Line Items]
Value of shares issued | $							$ 20,000,000
Series A Preferred Stock | Director
Class of Stock [Line Items]
Issuance of preferred stock and warrants (shares)				1,926	1,372
Series A Preferred Stock | Sponsor | Rosemore Holdings
Class of Stock [Line Items]
Issuance of preferred stock and warrants (shares)														20,000			20,000
Series A Preferred Stock | Common Stock | PIPE Investment
Class of Stock [Line Items]
Issuance of preferred stock and warrants (shares)																	75,000
Series A Preferred Stock | Common Stock | Rosemore Holdings
Class of Stock [Line Items]
Issuance of preferred stock and warrants (shares)																	20,000
8% Series A Cumulative Perpetual Convertible Preferred Stock
Class of Stock [Line Items]
Stock issued upon conversion of convertible preferred stock (shares)			86.9565									86.9565		86.9565			86.9565
Share price (USD per share) | $ / shares			$ 11.50									$ 11.50		$ 11.50			$ 11.50
Second anniversary
Class of Stock [Line Items]
Sale of stock, ownership after transaction (as a percent)														33.00%			33.00%
Second anniversary
Class of Stock [Line Items]
Sale of stock, ownership after transaction (as a percent)														67.00%			67.00%
Minimum | Class A Common Stock | Common Stock
Class of Stock [Line Items]
Exercise price of warrants (USD per share) | $ / shares			$ 16.00									$ 16.00		$ 16.00			$ 16.00
Subsequent Event | Series A Preferred Stock
Class of Stock [Line Items]
Dividends declared on preferred stock (USD per share) | $ / shares	$ 19.73
Preferred stock dividend paid out in cash (as a percent)	50.00%
Series A preferred stock paid in cash | $	$ 1,000,000
Preferred stock dividend paid-in-kind (as a percent)	50.00%
Dividends paid-in-kind | $	$ 1,000,000
Series A Preferred stock dividends (shares)	964
Subsequent Event | Series A Preferred Stock | Director
Class of Stock [Line Items]
Issuance of preferred stock and warrants (shares)		2,232
Variable Interest Entity, Not Primary Beneficiary | Tema
Class of Stock [Line Items]
Ownership percentage in variable interest entity (as a percent)			83.00%				83.60%							82.00%			83.00%